Simplify Health Care ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
Common Stocks – 98.6%
Consumer Discretionary – 2.7%
Warby Parker, Inc., Class A* .................................................. 290,831 $ 6,127,809
Health Care – 89.1%
10X Genomics, Inc., Class A* ................................................. 353,005 7,494,296
Abbott Laboratories ......................................................... 15,506 1,592,001
AbbVie, Inc. ............................................................... 48,621 10,574,581
Abivax SA, ADR* ........................................................... 220 24,497
agilon health, Inc.* .......................................................... 6,360 50,305
Align Technology, Inc.* ...................................................... 106,897 18,325,353
Alignment Healthcare, Inc.* .................................................. 190,995 3,365,332
Amgen, Inc. ............................................................... 15,844 5,574,711
AstraZeneca PLC .......................................................... 25,818 5,091,826
Benitec Biopharma, Inc.* ..................................................... 562,242 5,987,877
Biohaven Ltd.* ............................................................. 898,400 7,600,464
Boston Scientific Corp.* ..................................................... 11,324 710,581
Bristol-Myers Squibb Co. .................................................... 830 50,340
Chugai Pharmaceutical Co. Ltd. ............................................... 225,065 12,211,554
Cooper Cos., Inc. (The)* ..................................................... 9,942 710,853
CVS Health Corp. .......................................................... 52,456 3,767,390
Cypherpunk Technologies, Inc.* ............................................... 21,139 16,797
Danaher Corp. ............................................................. 32,304 6,124,838
Edwards Lifesciences Corp.* ................................................. 14,078 1,127,366
Eli Lilly & Co. .............................................................. 16,703 15,362,918
Embecta Corp. ............................................................ 2,210 19,536
Establishment Labs Holdings, Inc.* ............................................ 53,009 3,009,851
EyePoint, Inc.* ............................................................. 272,616 3,514,020
Fulcrum Therapeutics, Inc.* .................................................. 115,994 889,674
GE HealthCare Technologies, Inc. ............................................. 39,260 2,794,527
Gilead Sciences, Inc. ....................................................... 61,345 8,549,653
Guardant Health, Inc.* ....................................................... 20,821 1,923,236
HealthEquity, Inc.* .......................................................... 314 26,241
ICON PLC* ............................................................... 1,139 126,042
Insmed, Inc.* .............................................................. 10,217 1,670,684
Intuitive Surgical, Inc.* ....................................................... 10,767 4,963,479
Jazz Pharmaceuticals PLC* .................................................. 51,730 9,779,557
Johnson & Johnson ......................................................... 26,820 6,555,881
Neurocrine Biosciences, Inc.* ................................................. 2,505 330,009
Novo Nordisk A/S, ADR ...................................................... 327,357 12,030,370
Pacira BioSciences, Inc.* .................................................... 62,653 1,415,958
Praxis Precision Medicines, Inc.* .............................................. 282 90,858
Regeneron Pharmaceuticals, Inc. .............................................. 10,900 8,421,776
Sarepta Therapeutics, Inc.* ................................................... 5,803 126,273
Stryker Corp. .............................................................. 1,710 561,889
Syndax Pharmaceuticals, Inc.* ................................................ 628 14,670
Teleflex, Inc. .............................................................. 1,109 132,648
TG Therapeutics, Inc.* ...................................................... 16,049 533,148
Thermo Fisher Scientific, Inc. ................................................. 17,409 8,557,046
United Therapeutics Corp.* ................................................... 34,251 20,310,158
UnitedHealth Group, Inc. ..................................................... 1,811 490,038
Vertex Pharmaceuticals, Inc.* ................................................. 7,936 3,543,741

Simplify Health Care ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Shares Value
Common Stocks (continued)
Health Care (continued)
Zimmer Biomet Holdings, Inc. ................................................. 3,315 $ 299,742
206,444,585
Industrials – 2.8%
3M Co. ................................................................... 43,380 6,300,077
Fluor Corp.* ............................................................... 4,703 219,395
Veralto Corp. .............................................................. 588 51,991
6,571,463
Materials – 4.0%
PureCycle Technologies, Inc.* ................................................ 1,770,778 9,190,338
Total Common Stocks (Cost $233,815,936) .......................................... 228,334,195
Money Market Fund – 0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(a)
(Cost $931,316) .......................................................... 931,316 931,316
Total Investments – 99.0%
(Cost $234,747,252) ............................................................ $ 229,265,511
Other Assets in Excess of Liabilities – 1.0% ............................................ 2,403,124
Net Assets – 100.0% ............................................................. $ 231,668,635
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of March 31, 2026.
Abbreviations:
ADR : American Depositary Receipt